Fair Value Measurements - Summary of Changes in the Fair Value of Warrant Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative warrant liabilities		$ 534	$ (10,132)
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - January 1	$ 0	6,922
Change in fair value of derivative warrant liabilities		534
Exercise of warrants		(7,438)
Foreign currency translation adjustments		(18)
Ending balance – December 31	$ 0	$ 0	$ 6,922